RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Balances with Related Parties) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Balances And Transactions
Xizang Xingwang Investment Co., Ltd. (“Xizang Xingwang”)(d,iv)			¥ 44,668
Feishang Enterprise(a,v)			79,225
Receivables from related companies			123,893
Feishang Enterprise(a,i)	475	3,019	6,646
Anka Capital Limited (“Anka Capital”)(b,iii)	423	2,691	2,780
Qianhai Industrial(c,vi)			70,033
Payable to related companies	898	5,710	79,459
Feishang Group(a,ii)	2,211	14,050	7,149
Payable to the Shareholder	2,211	14,050	7,149
Qianhai Industrial(c,vii)	794	5,048
Dividend payables to related companies	794	5,048
Anka(b)	59	372	1,092
Lease liabilities to related parties	$ 59	¥ 372	¥ 1,092